Statement of Operations	1 Months Ended
Aug. 12, 2022 USD ($) $ / shares shares
Income Statement [Abstract]
Formation and operating costs	$ (2,813)
NET LOSS	$ (2,813)
Basic and diluted weighted average shares outstanding | shares	1,500,000 [1]
Basic and diluted net loss per share | $ / shares	$ (0.00)

[1]	Excludes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised in full or in part.